REVENUE RECOGNITION - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 400,041	$ 350,632	$ 313,404
Recurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	192,118	186,592	167,634
Nonrecurring revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 207,923	$ 164,040	$ 145,770